PRUDENTIAL INVESTMENT PORTFOLIOS 5
GATEWAY CENTER 3

100 MULBERRY STREET

NEWARK, NJ 07109

December 15, 2010

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:                               Prudential Investment Portfolios 5
Registration Statement on Form N-14 (File No. 811-09439)

Commissioners:

On behalf of Prudential Investment Portfolios 5 (the “Company”), a Delaware Statutory trust, we are hereby filing the Fund’s initial Registration Statement on Form N-14 (the “Registration Statement”) on behalf of Prudential Small-Cap Value Fund (the Fund), which is a series of the Company, in connection with the special meeting (the “Meeting”) of shareholders of Prudential Small-Cap Core Equity Fund, Inc., a Maryland corporation.

These materials include the notice of the Meeting, the proxy statement, and the form of proxy card. At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the Fund of Prudential Small-Cap Core Equity Fund, Inc. (the “Reorganization”).

It is proposed that the filing become effective on January 20, 2011 pursuant to Rule 488 under the Securities Act of 1933, as amended.  Therefore, we would appreciate receiving the staff’s comments on or about January 10, 2011.

We would appreciate receiving the staff’s comments at your earliest convenience.  Please do not hesitate to contact the undersigned at (973) 802-6469 if you have questions or comments or if you require further information.

Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain